INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets:

	Gross
	Carrying	Accumulated
At December 31, 2020	Amount	Amortization	Net
	$	$	$
Technical know-how	1,543	(1,525)	18
Computer software	41,085	(18,674)	22,411
Total intangible assets, net	42,628	(20,199)	22,429

	Gross
	Carrying	Accumulated
At December 31, 2019	Amount	Amortization	Net
	$	$	$
Technical know-how	1,428	(1,425)	3
Computer software	38,205	(15,417)	22,788
Total intangible assets, net	39,633	(16,842)	22,791

Amortization expense for the years ended December 31, 2018, 2019 and 2020 were $4,666, $5,310 and $5,122, respectively.

Amortization expenses of the above intangible assets are expected to be approximately $4,443, $3,662, $3,035, $2,503, $2,034 and $6,752 for the years ended December 31, 2021, 2022, 2023, 2024, 2025 and thereafter, respectively.